Borrowings (Details) - Overdraft credit facilities ₽ in Millions	12 Months Ended
Dec. 31, 2018 RUB (₽)
Borrowings
Credit facility balance payable	₽ 0
Maximum
Borrowings
Credit facility limit	₽ 1,460
Borrowings maturity	June 2020
Interest rate	30.00%